TRANSAMERICA FUNDS

Transamerica Capital Growth	Transamerica Mid Cap Growth
Transamerica Energy Infrastructure	Transamerica Mid Cap Value Opportunities
Transamerica Floating Rate	Transamerica Short-Term Bond
Transamerica High Yield Bond	Transamerica Small Cap Growth
Transamerica High Yield ESG	Transamerica Small Cap Value
Transamerica High Yield Muni	Transamerica Small/Mid Cap Value
Transamerica Inflation Opportunities	Transamerica Sustainable Equity Income
Transamerica Intermediate Muni	Transamerica Sustainable Growth Equity
Transamerica International Small Cap Value	Transamerica Unconstrained Bond
Transamerica Large Cap Value	Transamerica US Growth
Transamerica Long Credit

Supplement to the Currently Effective Class I2 Shares Prospectus and Summary Prospectuses

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The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub-heading “Average Annual Total Returns”:

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Transamerica Capital Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Energy Infrastructure

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Alerian Midstream Energy Select Total Return Index (now referred to as the Alerian Midstream Energy Select Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Floating Rate

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Credit Suisse Leveraged Loan Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield Bond

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield ESG

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	-2.44%	7/31/2020

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica High Yield Muni

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
S&P Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.03%	2.24%	1.93%	9/30/2016

[1]

The S&P Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg High Yield Municipal Bond Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Inflation Opportunities

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.90%	3/1/2014

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark and the Bloomberg US Treasury Inflation Protection Securities Index and the Bloomberg Global Inflation Linked Bond Index are supplemental indices for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements. From October 27, 2023 to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Treasury Inflation Protected Securities Index. Prior to October 27, 2023, the fund’s primary benchmark was the Bloomberg Global Inflation Linked Bond Index. This prior benchmark change was made to more accurately reflect the fund’s principal investment strategies.

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Transamerica Intermediate Muni

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	1.94%	9/30/2016

[1]

The Bloomberg Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg Muni Managed Money Intermediate Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica International Small Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index[1] (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%

[1]

The MSCI EAFE Index is the fund’s new primary benchmark. Prior to May 31, 2024, the fund’s primary benchmark was the MSCI EAFE Small Cap Index Gross (now referred to as the MSCI EAFE Small Cap Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Large Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Long Credit

The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg U.S. Long Credit Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Mid Cap Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.30%	3/10/2017

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell Midcap® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Mid Cap Value Opportunities

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.69%	4/30/2014

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell Midcap® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Short-Term Bond

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. Corporate & Government 1-3 Years Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small Cap Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.50%	4/21/2017

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Small/Mid Cap Value

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	10.79%	7.42%
Russell 2000® Value Index[3] (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%
Russell Midcap® Value Index[3] (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell 2500® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[3]	Effective May 1, 2024, the Russell 2000® Value Index and the Russell Midcap® Value Index are additional secondary benchmarks of the fund.

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Transamerica Sustainable Equity Income

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Sustainable Growth Equity

The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:

The Russell 3000® Index1 is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Total Return Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica Unconstrained Bond

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.73%	12/8/2014

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3-Month Treasury Bill Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Transamerica US Growth

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Investors Should Retain this Supplement for Future Reference

June 3, 2024